Investment Securities, Unrealized Loss Position, by Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities:
Gross unrealized losses	$ (5,407)	$ (2,466)
Available-for-sale, at fair value	308,364	267,358
Held-to-maturity securities:
Gross unrealized losses	(1,027)	(414)
Fair value	99,155	80,567
Investment securities:
Gross unrealized losses	(6,434)	(2,880)
Fair value	407,519	347,925
Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(5,396)	(2,451)
Available-for-sale, at fair value	307,153	265,721
Held-to-maturity securities:
Fair value	99,155	80,567
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(109)	(148)
Available-for-sale, at fair value	25,819	36,250
Held-to-maturity securities:
Gross unrealized losses	(77)	(73)
Fair value	45,079	45,167
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(1,571)	(502)
Available-for-sale, at fair value	51,101	49,990
Held-to-maturity securities:
Gross unrealized losses	(144)	0
Fair value	6,209	2,250
Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(3,540)	(938)
Available-for-sale, at fair value	177,548	127,192
Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(3,458)	(828)
Available-for-sale, at fair value	161,230	104,546
Held-to-maturity securities:
Gross unrealized losses	(804)	(314)
Fair value	44,457	28,421
Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(8)	(25)
Available-for-sale, at fair value	7,816	8,558
Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(74)	(85)
Available-for-sale, at fair value	8,502	14,088
Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(110)	(449)
Available-for-sale, at fair value	11,457	15,411
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(31)	(368)
Available-for-sale, at fair value	35,020	30,967
Held-to-maturity securities:
Gross unrealized losses	(1)	(24)
Fair value	1,070	1,381
Other [Member]
Available-for-sale securities:
Gross unrealized losses	(35)	(46)
Available-for-sale, at fair value	6,208	5,911
Held-to-maturity securities:
Gross unrealized losses	(1)	(3)
Fair value	2,340	3,348
Total marketable equity securities [Member]
Available-for-sale securities:
Gross unrealized losses	(11)	(15)
Available-for-sale, at fair value	1,211	1,637
Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(11)	(13)
Available-for-sale, at fair value	469	918
Unrated Investment Grade Securities [Member]
Investment securities:
Gross unrealized losses	(54)	(17)
Fair value	7,000	3,700
Investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(5,202)	(2,075)
Available-for-sale, at fair value	179,308	127,911
Held-to-maturity securities:
Gross unrealized losses	(1,026)	(414)
Fair value	52,199	30,856
Investment securities:
Gross unrealized losses	(6,228)	(2,489)
Fair value	231,507	158,767
Investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(5,192)	(2,062)
Available-for-sale, at fair value	179,240	127,778
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(109)	(148)
Available-for-sale, at fair value	10,816	24,795
Held-to-maturity securities:
Gross unrealized losses	(77)	(73)
Fair value	6,351	5,264
Investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(1,517)	(464)
Available-for-sale, at fair value	33,271	15,470
Held-to-maturity securities:
Gross unrealized losses	(144)	0
Fair value	4,871	0
Investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(3,474)	(899)
Available-for-sale, at fair value	126,977	53,373
Investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(3,458)	(828)
Available-for-sale, at fair value	124,216	46,217
Held-to-maturity securities:
Gross unrealized losses	(803)	(314)
Fair value	40,078	23,115
Investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(12)
Available-for-sale, at fair value	176	795
Investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(15)	(59)
Available-for-sale, at fair value	2,585	6,361
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(31)	(140)
Available-for-sale, at fair value	1,238	4,167
Investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(31)	(368)
Available-for-sale, at fair value	5,096	27,058
Held-to-maturity securities:
Gross unrealized losses	(1)	(24)
Fair value	266	1,381
Investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(30)	(43)
Available-for-sale, at fair value	1,842	2,915
Held-to-maturity securities:
Gross unrealized losses	(1)	(3)
Fair value	633	1,096
Investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(10)	(13)
Available-for-sale, at fair value	68	133
Non-investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(205)	(389)
Available-for-sale, at fair value	2,860	3,713
Held-to-maturity securities:
Gross unrealized losses	(1)	0
Fair value	17	0
Investment securities:
Gross unrealized losses	(206)	(389)
Fair value	2,877	3,713
Non-investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(204)	(389)
Available-for-sale, at fair value	2,842	3,713
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(54)	(38)
Available-for-sale, at fair value	354	360
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(66)	(39)
Available-for-sale, at fair value	1,160	1,244
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	(1)	0
Fair value	17	0
Non-investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(7)	(13)
Available-for-sale, at fair value	596	766
Non-investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(59)	(26)
Available-for-sale, at fair value	564	478
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(79)	(309)
Available-for-sale, at fair value	937	1,831
Non-investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(5)	(3)
Available-for-sale, at fair value	391	278
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	0
Available-for-sale, at fair value	$ 18	$ 0